Loans - Schedule of Net Interest Income After Provision for Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Net Interest Expense Income [abstract]
Interest income	[1]	$ 45,019	$ 22,179
Interest expense		32,194	9,538
Net interest income		12,825	12,641
Provision for credit losses		2,010	1,057
Net interest income after provision for credit losses		$ 10,815	$ 11,584

[1]	Interest income included $42.5 billion for the year ended October 31, 2023 (2022: $20.0 billion) calculated based on the effective interest rate method.